Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 1,766.8	$ 1.4	$ (18.7)	$ 1,460.3	$ 344.7	$ (20.9)
Beginning balance (in shares) at Dec. 31, 2009		136.4	(1.0)
Comprehensive income	102.8				106.7	(3.9)
Restricted stock awards, stock options exercised and stock plan purchases (in shares)		2.6	2.3
Restricted stock awards, stock options exercised and stock plan purchases	8.3		44.6	(36.3)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(0.5)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(8.5)		(9.9)	1.4
Dividends declared	(30.4)				(30.4)
Stock-based compensation	24.3			24.3
Shares repurchased (in shares)			(2.2)
Shares repurchased	(42.8)		(42.8)
Ending balance at Dec. 31, 2010	1,820.5	1.4	(26.8)	1,449.7	421.0	(24.8)
Ending balance (in shares) at Dec. 31, 2010		139.0	(1.4)
Comprehensive income	172.8				204.7	(31.9)
Restricted stock awards, stock options exercised and stock plan purchases (in shares)			3.5
Restricted stock awards, stock options exercised and stock plan purchases	21.9		75.1	(53.2)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(1.0)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(19.6)		(23.4)	3.8
Dividends declared	(31.3)				(31.3)
Stock-based compensation	23.8			23.8
Shares repurchased (in shares)			(3.8)
Shares repurchased	(76.1)		(76.1)
Ending balance at Dec. 31, 2011	1,912.0	1.4	(51.2)	1,424.1	594.4	(56.7)
Ending balance (in shares) at Dec. 31, 2011		139.0	(2.7)
Comprehensive income	247.2				243.9	3.3
Restricted stock awards, stock options exercised and stock plan purchases (in shares)			3.6
Restricted stock awards, stock options exercised and stock plan purchases	68.2		74.7	(6.5)
Restricted stock awards cancelled and shares tendered for stock options and taxes (in shares)			(1.1)
Restricted stock awards cancelled and shares tendered for stock options and taxes	(28.0)		(29.7)	1.7
Stock-based compensation	67.1			67.1
Shares repurchased (in shares)			(21.5)
Shares repurchased	(556.2)		(556.2)
Equity component of convertible notes, net of tax and other	49.3			49.3
Ending balance at Dec. 31, 2012	$ 1,759.6	$ 1.4	$ (562.4)	$ 1,535.7	$ 838.3	$ (53.4)
Ending balance (in shares) at Dec. 31, 2012		139.0	(21.7)